UNIT-BASED COMPENSATION	6 Months Ended
Jun. 30, 2019
Share-Based Payment Arrangement [Abstract]
UNIT-BASED COMPENSATION
UNIT-BASED COMPENSATION
The partnership grants options to certain employees under its amended and restated BPY Unit Option Plan (“BPY Plan”). Pursuant to the BPY Plan, options may be settled for the in-the-money amount of the option in LP Units upon exercise. Consequently, options granted to employees under the BPY Plan are accounted for as an equity-based compensation agreement.

During the three and six months ended June 30, 2019, the partnership incurred $8 million (2018 - $1 million) and $11 million (2018 - $(1) million), respectively, of expense in connection with its unit-based compensation plans.

a)	BPY Unit Option Plan
Awards under the BPY Plan (“BPY Awards”) generally vest 20% per year over a period of five years and expire 10 years after the grant date, with the exercise price set at the time such options were granted and generally equal to the market price of an LP Unit on the Nasdaq on the last trading day preceding the grant date. Upon exercise of a vested BPY Award, the participant is entitled to receive LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date of exercise exceeds the exercise price of the BPY Award. Subject to a separate adjustment arising from forfeitures, the estimated expense is revalued every reporting period using the Black-Scholes model as a result of the cash settlement provisions of the plan for certain employees. In terms of measuring expected life of the BPY Awards with various term lengths and vesting periods, BPY will segregate each set of similar BPY Awards and, if different, exercise price, into subgroups and apply a weighted average within each group.

There were no BPY Awards granted during the period ended June 30, 2019.

i.	Equity-settled BPY Awards
The change in the number of options outstanding under the equity-settled BPY Awards at June 30, 2019 and December 31, 2018 is as follows:

	Jun. 30, 2019		Dec. 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	13,836,213	20.56	13,801,795	20.54
Granted	—	—	800,000	22.50
Exercised	(116,445)	18.75	(36,806)	17.71
Expired/forfeited	(52,829)	20.59	(291,625)	22.18
Reclassified(1)	—	—	(437,151)	22.48
Outstanding, end of period	13,666,939	20.58	13,836,213	20.56
Exercisable, end of period	10,618,025	20.37	9,628,246	20.26

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.
The following table sets out details of options issued and outstanding at June 30, 2019 and December 31, 2018 under the equity-settled BPY Awards by expiry date:

	Jun. 30, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	215,800	$13.07	226,800	$13.07
2021	246,400	17.44	246,400	17.44
2022	503,700	18.07	508,300	18.07
2023	636,220	16.80	656,220	16.80
2024	7,785,323	20.59	7,878,998	20.59
2025	1,376,295	25.18	1,376,295	25.18
2026	2,009,451	19.51	2,049,450	19.51
2027	93,750	22.92	93,750	22.92
2028	800,000	22.50	800,000	22.50
Total	13,666,939	$20.58	13,836,213	$20.56

ii.	Cash-settled BPY Awards
The change in the number of options outstanding under the cash-settled BPY Awards at June 30, 2019 and December 31, 2018 is as follows:

	Jun. 30, 2019		Dec. 31, 2018
	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
Outstanding, beginning of period	7,331,416	$20.38	7,144,871	$20.30
Granted	—	—	—	—
Exercised	—	—	(3,770)	19.51
Expired/forfeited	—	—	(246,836)	21.87
Reclassified(1)	—	—	437,151	22.48
Outstanding, end of period	7,331,416	$20.38	7,331,416	$20.38
Exercisable, end of period	6,144,541	$20.29	5,627,610	$20.17

(1)	Relates to the reclassification of equity-settled options for employees in Brazil to cash-settled options subsequent to the amendment of the BPY Plan, which was amended on February 7, 2018.

The following table sets out details of options issued and outstanding at June 30, 2019 and December 31, 2018 under the cash-settled BPY Awards by expiry date:

	Jun. 30, 2019		Dec. 31, 2018
Expiry date	Number of options	Weighted average exercise price	Number of options	Weighted average exercise price
2020	69,000	$13.07	69,000	$13.07
2021	172,800	17.44	172,800	17.44
2022	515,800	18.09	515,800	18.09
2023	519,000	16.80	519,000	16.80
2024	4,278,663	20.59	4,278,663	20.59
2025	831,834	25.18	831,834	25.18
2026	944,319	19.51	944,319	19.51
Total	7,331,416	$20.38	7,331,416	$20.38

b)	Restricted BPY LP Unit Plan
The Restricted BPY LP Unit Plan provides for awards to participants of LP Units purchased on the Nasdaq (“Restricted Units”). Under the Restricted BPY LP Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

During the six months ended June 30, 2019, the partnership granted 895,744 Restricted Units with a weighted average exercise price of $19.24. As of June 30, 2019, the total number of Restricted Units outstanding was 1,036,471 (December 31, 2018 - 150,835) with a weighted average exercise price of $19.47 (December 31, 2018 - $20.97).

c)	Restricted BPY LP Unit Plan (Canada)
The Restricted BPY LP Unit Plan (Canada) is substantially similar to the Restricted BPY LP Unit Plan described above, except that it is for Canadian employees, there is a five-year hold period, and purchases of units are made on the TSX instead of the Nasdaq.

As of June 30, 2019, the total number of Canadian Restricted Units outstanding was 25,058 (December 31, 2018 - 21,624) with a weighted average exercise price of C$23.06 (December 31, 2018 - C$22.88).

d)	Restricted BPR Unit Plan
The Restricted BPR Unit Plan provides for awards to participants of BPR purchased on the Nasdaq (“Restricted BPR Units”). Under the Restricted BPR Unit Plan, units awarded generally vest over a period of five years, except as otherwise determined or for Restricted BPR Units awarded in lieu of a cash bonus as elected by the participant, which may vest immediately. The estimated total compensation cost measured at grant date is evenly recognized over the vesting period of five years.

During the six months ended June 30, 2019, the partnership granted 357,313 Restricted BPR Units with a weighted average exercise price of $19.22.

e)	BPY Fair Value LTIP Unit Plan
The partnership issued Brookfield Property Partners BPY FV LTIP Unit Plan (“BPY FV LTIP Unit”) to certain participants. Each BPY FV LTIP Unit will vest over a period of ten years and is redeemable for LP Units, BPR Units or a cash payment subject to a conversion adjustment.

During the six months ended June 30, 2019, the partnership granted 895,099 BPY FV LTIP Units with a weighted average exercise price of $19.51.

f)	Deferred Share Unit Plan
In addition to the above, BPO has a deferred share unit plan. At June 30, 2019, BPO has 1,463,149 deferred share units (December 31, 2018 - 1,458,667) outstanding and vested.

g)	GGP LTIP Plans
In connection with the GGP acquisition, the partnership issued options under the Brookfield Property Partners BPY Unit Option Plan (GGP) (“GGP Options”) and BPY AO LTIP Units of the Operating Partnership (“AO LTIP Options”) to certain participants.  Each GGP Option will vest within ten years following the original grant date and is redeemable for LP Units or a cash payment equal to the amount by which the fair market value of an LP Unit at the date exceeds the exercise price of the BPY Option. Each AO LTIP will vest within ten years of its original grant date and is redeemable for LP Units or a cash payment subject to a conversion adjustment.

As of June 30, 2019, the total number of GGP Options outstanding was 237,881 (December 31, 2018 - 1,011,523) with a weighted average exercise price of $25.39 (December 31, 2018 - $19.71).

As of June 30, 2019, the total number of AO LTIP Options outstanding was 1,657,948 (December 31, 2018 - 1,387,289) with a weighted average exercise price of $22.51 (December 31, 2018 - $22.51).